DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2023	$ 144
Unrealized Losses During 2023	(660)
Net change	(516)	$ 667
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2023	35
Unrealized Losses During 2023	(150)
Net change	(115)	119
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2023	92
Unrealized Losses During 2023	(489)
Net change	(397)	512
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2023	17
Unrealized Losses During 2023	(21)
Net change	$ (4)	$ 36